PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
6. PROPERTY AND EQUIPMENT

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2025	1,319	514	1,833
Additions	781	82	863
Depreciation charge (Note 20)	(510)	(96)	(606)
Translation differences	103	23	126
As of December 31, 2025	1,693	523	2,216
Cost	3,182	835	4,017
Accumulated depreciation	(1,489)	(312)	(1,801)
Net book amount as of December 31, 2025	1,693	523	2,216
Net book amount as of January 1, 2024	802	106	908
Additions	833	493	1,326
Depreciation charge (Note 20)	(305)	(71)	(376)
Translation differences	(11)	(14)	(25)
As of December 31, 2024	1,319	514	1,833
Cost	2,211	708	2,919
Accumulated depreciation	(892)	(194)	(1,086)
Net book amount as of December 31, 2024	1,319	514	1,833
For the years ended December 31, 2025, 2024 and 2023, cash paid for the acquisition of property and equipment was $863, $1,326 and $451, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company expensed low value office equipment with a net book value of $137, $166 and $143, respectively.
The following is the reconciliation of depreciation expense:

	Year ended December 31,
	2025	2024	2023
Depreciation expensed to general and administrative expenses (Note 20)	606	376	246